UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number  811-09165
                                                    -----------------
                            Kelmoore Strategic Trust
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       2471 East Bayshore Road, Suite 501
                             Palo Alto, CA 94303
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Matthew Kelmon, President
                            Kelmoore Strategic Trust
                       2471 East Bayshore Road, Suite 501
                               Palo Alto, CA 94303
             ------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-486-3717
                                                           --------------

                      Date of fiscal year end: February 28
                                              -------------

                   Date of reporting period: November 30, 2004
                                            -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

PORTFOLIO OF INVESTMENTS

                                KELMOORE STRATEGY(R) FUND
                                   NOVEMBER 30, 2004
                                      (UNAUDITED)

                                                                                     Value
       Shares                                                                       (Note 1)
----------------------                                                            -------------
COMMON STOCKS - 91.8%
                         CONSUMER GOODS - 18.7%
              250,000    Amgen, Inc.+ ........................................... $ 15,010,000
              199,800    Best Buy Co., Inc. .....................................   11,264,724
              335,000    Bristol-Myers Squibb Co. ...............................    7,872,500
               18,700    Eli Lilly & Co. ........................................      997,271
               24,011    Medco Health Solutions, Inc.+ ..........................      905,695
              200,000    Pfizer, Inc. ...........................................    5,554,000
                                                                                  ------------
                                                                                    41,604,190
                                                                                  ------------

                         FINANCIAL SERVICES - 31.5%
                4,600    Bank of America Corp. ..................................      212,842
              200,000    Citigroup, Inc. ........................................    8,950,000
              200,000    Goldman Sachs Group, Inc. ..............................   20,952,000
              300,000    JPMorgan Chase & Co. ...................................   11,295,000
              150,000    Merrill Lynch & Co., Inc. ..............................    8,356,500
              250,000    Morgan Stanley .........................................   12,687,500
              185,000    Washington Mutual, Inc. ................................    7,531,350
                                                                                  ------------
                                                                                    69,985,192
                                                                                  ------------

                         MANUFACTURING - 9.0%
              400,000    General Electric Co.  ..................................   14,144,000
              150,000    General Motors Corp.  ..................................    5,788,500
                                                                                  ------------
                                                                                    19,932,500
                                                                                  ------------

                         TECHNOLOGY - 32.6%
              100,000    Analog Devices, Inc.  ..................................    3,695,000
              450,000    Applied Materials, Inc.+ ...............................    7,488,000
              500,000    Cisco Systems, Inc.+ ...................................    9,355,000
              270,000    Hewlett-Packard Co. ....................................    5,400,000
              452,400    Intel Corp. ............................................   10,111,140
              100,000    International Business Machines Corp. ..................    9,424,000
            1,000,000    Microsoft Corp. ........................................   26,810,000
                                                                                  ------------
                                                                                    72,283,140
                                                                                  ------------
                         TOTAL COMMON STOCKS
                              (Cost $212,614,790) ...............................  203,805,022
                                                                                  ------------

  Number of Contract                                    Expiration   Strike
Shares Subject to Put                                      Date      Price
---------------------                                   ----------   ------
PUT OPTIONS PURCHASED - 0.0%#
                         RESOURCES - 0.0%#
              250,000    Amgen, Inc. ................... 12/18/04    $  55.0            18,750
                              (Cost $339,075)                                     ------------

                          TOTAL INVESTMENTS - 91.8%
                              (Cost $212,953,865) ...............................  203,823,772
                                                                                 -------------


                     See Notes to Portfolios of Investments

                                KELMOORE STRATEGY(R) FUND
                                   NOVEMBER 30, 2004
                                      (UNAUDITED)


  Number of Contract                                              Expiration   Strike      Value
Shares Subject to Call                                               Date      Price      (Note 1)
----------------------                                            ----------   ------   ------------
CALL OPTIONS WRITTEN - (0.6)%++
                         FINANCIAL SERVICES - (0.3)%
              200,000    Citigroup, Inc. ......................... 12/18/04    $ 45.0   $   (100,000)
              250,000    Morgan Stanley .......................... 12/18/04      50.0       (325,000)
              185,000    Washington Mutual, Inc. ................. 12/18/04      40.0       (157,250)
                                                                                        ------------
                                                                                            (582,250)
                                                                                        ------------

                         MANUFACTURING - (0.1)%
              400,000    General Electric Co. .................... 12/18/04      35.0       (280,000)
              150,000    General Motors Corp. .................... 12/18/04      45.0         (7,500)
                                                                                        ------------
                                                                                            (287,500)
                                                                                        ------------

                         TECHNOLOGY - (0.2)%
              100,000    Analog Devices, Inc. .................... 12/18/04      35.0       (245,000)
              100,000    Hewlett-Packard Co. ..................... 12/18/04      20.0        (35,000)
              100,000    International Business Machines Corp. ... 12/18/04      95.0       (100,000)
                                                                                        ------------
                                                                                            (380,000)
                                                                                        ------------
                         TOTAL CALL OPTIONS WRITTEN
                              (Premiums received $1,456,677) .........................    (1,249,750)
                                                                                        ------------

CASH AND OTHER ASSETS, LESS LIABILITIES - 8.8% .......................................    19,487,830
                                                                                        ------------
NET ASSETS - 100.0% ..................................................................  $222,061,852
                                                                                        ============

+  Non-income producing security.
++ All of the written call options have common stocks pledged as collateral. # Amount represents less than 0.01% of total net assets.


                     See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS

                             KELMOORE STRATEGY(R) EAGLE FUND
                                   NOVEMBER 30, 2004
                                      (UNAUDITED)

                                                                                     Value
      Shares                                                                       (Note 1)
-----------------                                                                 ------------
COMMON STOCKS - 98.1%
                        CONSUMER GOODS - 12.4%
          200,000       Amgen, Inc.+ ............................................ $ 12,008,000
          200,000       Best Buy Co., Inc. ......................................   11,276,000
          150,000       IAC/InterActiveCorp.+ ...................................    3,703,500
          100,000       XM Satellite Radio Holdings, Inc., Class A+..............    3,691,000
                                                                                  ------------
                                                                                    30,678,500
                                                                                  ------------

                        FINANCIAL SERVICES - 17.7%
          150,000       Goldman Sachs Group, Inc. ...............................   15,714,000
          300,000       Merrill Lynch & Co., Inc. ...............................   16,713,000
          225,000       Morgan Stanley ..........................................   11,418,750
                                                                                  ------------
                                                                                    43,845,750
                                                                                  ------------

                        MANUFACTURING - 8.0%
           80,000       Applera Corporation - Applied Biosystems Group               1,640,000
          175,000       Electronic Arts, Inc.+ ..................................    8,557,500
          250,000       MedImmune, Inc.+ ........................................    6,650,000
          100,000       Xilinx, Inc. ............................................    3,122,000
                                                                                  ------------
                                                                                    19,969,500
                                                                                  ------------

                        TECHNOLOGY - 49.2%
          100,000       Analog Devices, Inc. ....................................    3,695,000
          550,000       Applied Materials, Inc.+ ................................    9,152,000
          450,000       Cisco Systems, Inc.+ ....................................    8,419,500
          247,700       Hewlett-Packard Co. .....................................    4,954,000
          450,000       Intel Corp. .............................................   10,057,500
          150,000       International Business Machines Corp. ...................   14,136,000
          100,000       Juniper Networks, Inc.+ .................................    2,753,000
          200,000       Linear Technology Corp. .................................    7,632,000
          400,000       Microsoft Corp. .........................................   10,724,000
          149,900       NVIDIA Corp.+ ...........................................    2,867,587
        1,000,000       Oracle Corp.+ ...........................................   12,660,000
          950,000       Sun Microsystems, Inc.+ .................................    5,272,500
          400,000       Texas Instruments, Inc. .................................    9,672,000
        1,000,000       TIBCO Software, Inc.+ ...................................   11,500,000
          400,000       VERITAS Software Corp.+ .................................    8,760,000
                                                                                  ------------
                                                                                   122,255,087
                                                                                  ------------

                        TELECOMMUNICATIONS - 10.8%
          100,000       Broadcom Corp., Class A+ ................................    3,252,000
          600,000       Nextel Communications, Inc., Class A+ ...................   17,076,000
          400,000       Nokia Oyj, ADR ..........................................    6,468,000
                                                                                  ------------
                                                                                    26,796,000
                                                                                  ------------
                        TOTAL COMMON STOCKS
                              (Cost $249,143,362) ...............................  243,544,837
                                                                                  ------------

                     See Notes to Portfolios of Investments

                             KELMOORE STRATEGY(R) EAGLE FUND
                                   NOVEMBER 30, 2004
                                      (UNAUDITED)

  Number of Contract                                           Expiration     Strike       Value
Shares Subject to Call                                             Date       Price       (Note 1)
----------------------                                         -----------    ------    -------------
CALL OPTIONS WRITTEN - (0.5)%++
                         FINANCIAL SERVICES - (0.0)%#
            49,000       Morgan Stanley ......................... 12/18/04    $ 50.0          (63,700)
                                                                                        -------------

                         MANUFACTURING - (0.2)%
           250,000       MedImmune, Inc. ........................ 01/22/05      27.5         (262,500)
           100,000       Xilinx Inc. ............................ 12/18/04      30.0         (200,000)
                                                                                        -------------
                                                                                             (462,500)
                                                                                        -------------
                         TECHNOLOGY - (0.2)%
           150,000       International Business Machines Corp. .. 12/18/04      95.0         (150,000)
           149,900       NVIDIA Corp. ........................... 01/22/05      17.5         (374,750)
                                                                                        -------------
                                                                                             (524,750)
                                                                                        -------------

                         TELECOMMUNICATIONS - (0.1)%
           100,000       Broadcom Corp., Class A ................ 12/18/04      32.5         (115,000)
                                                                                        -------------

                         TOTAL CALL OPTIONS WRITTEN
                              (Premiums received $1,090,059) ..........................    (1,165,950)
                                                                                        -------------

CASH AND OTHER ASSETS, LESS LIABILITIES - 2.4% ........................................     5,881,121
                                                                                        -------------
NET ASSETS - 100.0% ................................................................... $ 248,260,008
                                                                                        =============

+   Non-income producing security.
++  All of the written call options have common stocks pledged as collateral.
#   Amount represents less than 0.01% of total net assets.
ADR - American Depository Receipt


                     See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS

                         KELMOORE STRATEGY(R) LIBERTY FUND
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

                                                                                      Value
     Shares                                                                          (Note 1)
-----------------                                                                 ------------
COMMON STOCKS - 85.4%
                        CONSUMER GOODS - 25.9%
           50,000       Amgen, Inc.+ ............................................ $  3,002,000
           25,000       Anheuser-Busch Companies, Inc. ..........................    1,252,250
           20,000       Coca-Cola Co. ...........................................      786,200
            1,700       Dell, Inc.+ .............................................       68,884
           40,000       Eli Lilly & Co. .........................................    2,133,200
            3,000       Hospira, Inc.+ ..........................................       96,690
           25,000       Johnson & Johnson .......................................    1,508,000
            3,171       Medco Health Solutions, Inc.+ ...........................      119,610
           51,300       Merck & Co., Inc. .......................................    1,437,426
           70,000       Pfizer, Inc. ............................................    1,943,900
          100,000       Time Warner, Inc.+ ......................................    1,771,000
           20,000       Wal-Mart Stores, Inc. ...................................    1,041,200
           15,000       Walgreen Co. ............................................      572,700
           50,000       Walt Disney Co. .........................................    1,344,000
                                                                                  ------------
                                                                                    17,077,060
                                                                                  ------------

                        FINANCIAL SERVICES - 29.4%
           40,000       American Express Co. ....................................    2,228,400
           35,000       American International Group, Inc. ......................    2,217,250
           90,000       Bank of America Corp. ...................................    4,164,300
           65,000       Citigroup, Inc. .........................................    2,908,750
           55,000       JPMorgan Chase & Co. ....................................    2,070,750
           30,000       Merrill Lynch & Co., Inc. ...............................    1,671,300
           40,000       Morgan Stanley ..........................................    2,030,000
              700       Wachovia Corp. ..........................................       36,225
           50,000       Washington Mutual, Inc. .................................    2,035,500
                                                                                  ------------
                                                                                    19,362,475
                                                                                  ------------

                        MANUFACTURING - 13.0%
           50,000       General Electric Co. ....................................    1,768,000
           60,000       General Motors Corp. ....................................    2,315,400
           51,900       Wyeth ...................................................    2,069,253
           30,000       3M Co. ..................................................    2,387,700
                                                                                  ------------
                                                                                     8,540,353
                                                                                  ------------

                        TECHNOLOGY - 17.1%
          100,000       Cisco Systems, Inc.+ ....................................    1,871,000
           30,000       International Business Machines Corp. ...................    2,827,200
           90,000       Intel Corp. .............................................    2,011,500
          120,000       Microsoft Corp. .........................................    3,217,200
          100,000       Oracle Corp.+ ...........................................    1,266,000
            1,100       Texas Instruments, Inc. .................................       26,598
                                                                                  ------------
                                                                                    11,219,498
                                                                                  ------------
                        TOTAL COMMON STOCKS
                              (Cost $60,528,761) ................................   56,199,386
                                                                                  ------------


                     See Notes to Portfolios of Investments

                         KELMOORE STRATEGY(R) LIBERTY FUND
                                NOVEMBER 30, 2004
                                   (UNAUDITED)

  Number of Contract                                         Expiration   Strike       Value
Shares Subject to Call                                          Date      Price       (Note 1)
----------------------                                       ----------   ------    ------------
CALL OPTIONS WRITTEN - (0.5)%++
                        CONSUMER GOODS - (0.4)%
           50,000       Amgen, Inc. ......................... 12/18/04    $ 60.0    $    (57,500)
           25,000       Anheuser-Busch Companies, Inc. ...... 12/18/04      50.0         (15,000)
           40,000       Eli Lilly & Co. ..................... 12/18/04      60.0         (16,000)
           25,000       Johnson & Johnson ................... 12/18/04      60.0         (27,500)
           70,000       Pfizer, Inc. ........................ 12/18/04      30.0          (7,000)
           20,000       Wal-Mart Stores, Inc. ............... 12/18/04      55.0          (3,000)
           50,000       Walt Disney Co. ..................... 12/18/04      25.0         (96,250)
                                                                                    ------------
                                                                                        (222,250)
                                                                                    ------------
                        FINANCIAL SERVICES - (0.1)%
           40,000       American Express Co. ................ 12/18/04      55.0         (49,000)
           35,000       American International Group, Inc. .. 12/18/04      65.0         (31,500)
                                                                                    ------------
                                                                                         (80,500)
                                                                                    ------------
                        MANUFACTURING - (0.0)%#
           60,000       General Motors Corp. ................ 12/18/04      40.0         (18,000)
                                                                                    ------------

                        TOTAL CALL OPTIONS WRITTEN
                              (Premiums received $396,288) ........................     (320,750)
                                                                                    ------------


CASH AND OTHER ASSETS, LESS LIABILITIES - 15.1% ...................................    9,941,143
                                                                                    ------------
NET ASSETS - 100.0% ............................................................... $ 65,819,779
                                                                                    ============

+   Non-income producing security.
++  All of the written call options have common stocks pledged as collateral.
#   Amount represents less than 0.01% of total net assets.


                     See Notes to Portfolios of Investments

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                           Kelmoore Strategic Trust
                              November 30, 2004


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATION. The Funds' securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Advisor under procedures approved by the Board of Trustees. Equity securities traded on any U.S. or foreign exchange are valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities traded principally on a U.S. exchange are valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only but that are not included in the NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities and money market instruments with a remaining maturity of less than sixty days are valued at amortized cost.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price on the exchange where the options are principally traded or, if no sale occurs, at the mean between the last bid and asked prices.

When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option that the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or U.S. Government securities into a segregated account equal to the put option's exercise value (number of shares multiplied by strike price).

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                           Kelmoore Strategic Trust
                              November 30, 2004


NOTE 2 - TAX DISCLOSURE

No provision for federal income taxes is required since the Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ending February 29, 2004, the following Funds elected to defer capital losses occurring between November 1, 2003 and February 29, 2004 as follows:

FUND                                CAPITAL LOSSES
---------                           --------------
Strategy                              $ 880,495
Eagle                                   557,850
Liberty                                 718,775

The Funds intend to retain realized gains to the extent of available capital loss carryforwards. At February 29, 2004, the following Funds had available for federal tax purposes unused capital losses as follows:

                                              YEAR OF EXPIRATION
                                              ------------------
FUND                                        2010               2011
----                                        ----               ----
Strategy                               $(87,804,076)     $(62,519,008)
Eagle                                        -            $(4,939,505)
Liberty                                      -            $(1,124,014)


For additional information regarding the accounting policies of the Kelmoore Strategic Trust, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto as Exhibit 3A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kelmoore Strategic Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Matthew Kelmon
                         -------------------------------------------------------
                           Matthew Kelmon, President & Chief Executive Officer (principal executive officer)

Date              January 19, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Matthew Kelmon
                         -------------------------------------------------------
                           Matthew Kelmon, President & Chief Executive Officer (principal executive officer)

Date              January 19, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Tamara Beth Wendoll
                         -------------------------------------------------------
                           Tamara Beth Wendoll, Secretary & Treasurer
                           (principal financial officer)

Date              January 19, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.